Supplemental Cash Flow Information - Schedule of Investing Activities with Partial Cash Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investing Activities With Partial Cash Payments [Abstract]
Purchase of property and equipment	$ 522,835	$ 237,564	$ 2,886,753
Add: Opening balance of payable on equipment	19,724	79,517	128,013
Less: Ending balance of payable on equipment		(19,724)	(79,517)
Cash paid during the year	$ 542,559	$ 297,357	$ 2,935,249